United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    Form N-Q
                    Quarterly Schedule of Portfolio Holdings
                       of Registered Management Investment Companies




                                    811-2677

                      (Investment Company Act File Number)


                    Federated Municipal Securities Fund, Inc.
              ---------------------------------------------------------------

                    (Exact Name of Registrant as Specified in Charter)



                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                         (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)






                        Date of Fiscal Year End: 3/31/06


                Date of Reporting Period: Quarter ended 12/31/05







Item 1.     Schedule of Investments

FEDERATED MUNICIPAL SECURITIES FUND, INC.
PORTFOLIO OF INVESTMENTS
December 31, 2005 (unaudited)


      Principal
        Amount                                                                     Value

                             MUNICIPAL BONDS--98.1%
                       Alabama--1.4%
  $   1,000,000        Alabama Agricultural & Mechanical University,
                       Refunding Revenue  Bonds, 5.00% (MBIA Insurance
                       Corp. INS)/(Original Issue Yield: 5.15%), 11/1/2016  $    1,051,880
      1,400,000        Camden, AL IDB, Exempt Facilities Refunding Revenue
                       Bonds (Series 2003A), 6.13% (Weyerhaeuser Co.),
                       12/1/2024                                                 1,554,224
      3,000,000        Mobile County, AL IDA, IDRBs (Series 2000), 6.88%
                       TOBs (Ipsco, Inc.), Mandatory Tender 5/1/2010             3,215,010
      1,000,000        Tuscaloosa, AL, UT GO Warrants, 5.75% (Original
                       Issue Yield: 5.90%), 1/1/2020                             1,086,200
                           TOTAL                                                 6,907,314
                       Arizona--0.8%
      1,810,000        Show Low, AZ IDA, Hospital Revenue Bonds, 5.00%
                       (Navapache Regional Medical Center)/(Radian Asset
                       Assurance INS), 12/1/2030                                 1,865,621
      2,000,000        Show Low, AZ IDA, Hospital Revenue Bonds, 5.00%
                       (Navapache Regional Medical Center)/(Radian Asset
                       Assurance INS), 12/1/2035                                 2,055,040
                           TOTAL                                                 3,920,661
                       Arkansas--0.2%
      1,000,000        Jefferson County, AR, Hospital Revenue Improvement
                       and Refunding Bonds (Series 2001), 5.80% (Jefferson
                       Regional Medical Center)/(Original Issue Yield:
                       5.90%), 6/1/2021                                          1,067,960
                       California--8.5%
      1,825,000        California Educational Facilities Authority,
                       Revenue Bonds (Series 2005), 5.00% (California
                       College of the Arts), 6/1/2030                            1,836,515
      1,000,000        California PCFA, Solid Waste Disposal Revenue Bonds
                       (Series 2005A-2), 5.40% (Waste Management, Inc.),
                       4/1/2025                                                  1,042,950
      3,000,000        California PCFA, Solid Waste Disposal Revenue Bonds
                       (Series 2005C), 5.13% (Waste Management, Inc.),
                       11/1/2023                                                 3,074,250
      3,940,000        California State Department of Veteran Affairs,
                       Home Purpose Revenue Bonds (Series 1997C), 5.50%,
                       12/1/2019                                                 4,153,272
      5,000,000   (1)  California State, Economic Recovery Revenue Bonds
                       Trust  Program (Series 929) RITES, 6.74%
                       (California State Fiscal Recovery Fund), 7/1/2013         6,017,750
      3,250,000        California State, UT GO Bonds, 5.75% (Original
                       Issue Yield: 5.75%), 5/1/2030                             3,527,225
      3,000,000        California State, Various Purpose UT GO Bonds,
                       5.13% (Original Issue Yield: 5.16%), 4/1/2023             3,181,980
      2,000,000        California State, Various Purpose UT GO Bonds,
                       5.25% (Original Issue Yield: 5.32%), 11/1/2025            2,132,680
      1,495,000        California Statewide Communities Development
                       Authority, COP, 6.00% (Sutter Health)/(FSA INS),
                       8/15/2013                                                 1,630,043
      1,930,000        California Statewide Communities Development
                       Authority, COP, 6.00% (Sutter Health)/(FSA INS),
                       8/15/2015                                                 2,122,325
      2,000,000        Chula Vista, CA, IDRBs (Series 1992D), 5.00% (San
                       Diego Gas & Electric Company), 12/1/2027                  2,035,000
      1,000,000        Golden State Tobacco Securitization Corp., CA,
                       (Series A-4), 7.80%, 6/1/2042                             1,203,010
      3,000,000        Golden State Tobacco Securitization Corp., CA,
                       Tobacco Settlement Asset-Backed Revenue Bonds
                       (Series 2003A-1), 6.75% (Original Issue Yield:
                       7.00%), 6/1/2039                                          3,374,340
      1,350,000        Poway, CA Unified School District, Special Tax
                       Bonds (Series 2005), 5.13% (Community Facilities
                       District No. 6 (4S Ranch))/(Original Issue Yield:
                       5.21%), 9/1/2035                                          1,345,815
      1,250,000        Southern California Logistics Airport Authority,
                       Tax Allocation Bonds, 5.00% (Radian Asset Assurance
                       INS), 12/1/2035                                           1,277,275
      1,500,000        University of California, General Revenue Bonds,
                       (Series A), 5.13% (AMBAC INS), 5/15/2020                  1,616,715
      2,500,000        University of California, Hospital Revenue Bonds
                       (Series 2004A), 5.25% (UCLA Medical Center)/(AMBAC
                       INS), 5/15/2030                                           2,651,050
                           TOTAL                                                 42,222,195
                       Colorado--1.5%
       760,000         Colorado Health Facilities Authority, Health
                       Facilities Revenue Bonds (Series 2004A), 5.25%
                       (Evangelical Lutheran Good Samaritan
                       Society)/(Original Issue Yield: 5.48%), 6/1/2034           782,048
       430,000         Colorado Health Facilities Authority, Health
                       Facilities Revenue Bonds (Series 2005), 5.25%
                       (Evangelical Lutheran Good Samaritan Society),
                       6/1/2023                                                   452,369
      5,000,000        Colorado Health Facilities Authority, Revenue Bonds
                       (Series 2005), 5.25% (Covenant Retirement
                       Communities, Inc.), 12/1/2025                             5,126,100
      1,000,000        Westminster, CO, Sales & Use Tax Revenue Refunding
                       Bonds, (Series A), 5.60%, 12/1/2016                       1,059,550
                           TOTAL                                                 7,420,067
                       Connecticut--0.3%
       600,000         Connecticut State HEFA, Revenue Bonds (Series
                       2005C), 5.13% (Eastern Connecticut Health
                       Network)/(Radian Asset Assurance INS), 7/1/2030 624,498
      1,000,000 New Haven, CT, UT GO Bonds, (Series B), 5.75% (U.S.
                       Treasury PRF 11/1/2009 @101)/(Original Issue Yield:
                       5.83%), 11/1/2018                                         1,093,150
                           TOTAL                                                 1,717,648
                       Delaware--0.7%
       800,000         Delaware Health Facilities Authority, Refunding
                       Revenue Bonds (Series 2004A), 5.50% (Beebe Medical
                       Center), 6/1/2024                                          851,192
      2,500,000        Delaware State, UT GO (Series 2000A), 5.25% (U.S.
                       Treasury PRF 4/1/2010 @100)/(Original Issue Yield:
                       5.40%), 4/1/2016                                          2,682,075
                           TOTAL                                                 3,533,267
                           District Of Columbia--0.7%
      3,000,000   (1)  District of Columbia, Residual Interest Tax-Exempt
                       Securities (PA-1343), 5.66% (AMBAC INS), 6/1/2023         3,329,400
                       Florida--3.0%
      1,000,000        Broward County, FL Educational Facilities
                       Authority, Educational Facilities Revenue Bonds
                       (Series 2004B), 5.50% (Nova Southeastern
                       University), 4/1/2024                                     1,052,590
       665,000         Florida State Board of Education Administration, UT
                       GO Capital Outlay Bonds, 9.13% (Florida
                       State)/(Escrowed In Treasuries COL)/(Original Issue
                       Yield: 9.17%), 6/1/2014                                    909,421
      4,335,000        Florida State Board of Education Administration, UT
                       GO Capital Outlay Bonds, 9.13% (Florida
                       State)/(Original Issue Yield: 9.17%), 6/1/2014            5,550,274
      3,000,000   (2)  Florida State, UT GO Bonds, Broward County
                       Expressway Authority, 10.00% (Escrowed In
                       Treasuries COL)/(Original Issue Yield: 10.11%),
                       7/1/2014                                                  4,048,320
      1,000,000        Miami-Dade County, FL Expressway Authority, Toll
                       System Revenue Bonds, 6.00% (FGIC INS), 7/1/2013          1,109,000
      2,255,000        St. Johns County, FL IDA, First Mortgage Revenue
                       Bonds (Series 2004A), 5.85% (Presbyterian
                       Retirement Communities ), 8/1/2024                        2,435,084
                           TOTAL                                                 15,104,689
                       Georgia--2.7%
      5,000,000        Atlanta, GA Airport Passenger Facilities Charge
                       Revenue, Passenger Facilities Charge Revenue Bonds,
                       5.00% (FSA INS), 1/1/2034                                 5,185,250
       615,000         Atlanta, GA, Tax Allocation Bonds (Series 2005B),
                       5.60% (Eastside Tax Allocation District)/(Original
                       Issue Yield: 5.65%), 1/1/2030                              620,270
      1,850,000        Bibb County, GA Development Authority, Revenue
                       Bonds, (Series 1991 IR-1), 4.85% (Temple-Inland,
                       Inc.), 12/1/2009                                          1,881,487
      1,000,000        Chatham County, GA Hospital Authority, Hospital
                       Improvement Revenue Bonds (Series 2004A), 5.75%
                       (Memorial Health University Medical Center),
                       1/1/2029                                                  1,077,310
      2,000,000        Floyd County, GA Development Authority,
                       Environmental Revenue Bonds, 5.70% (Temple-Inland,
                       Inc.), 12/1/2015                                          2,121,540
      2,000,000        Savannah, GA EDA, Revenue Bonds, 6.80% (Savannah
                       College of Art and Design, Inc.)/(U. S. Treasury
                       PRF 10/1/2009 @102), 10/1/2019                            2,251,080
                           TOTAL                                                 13,136,937
                       Illinois--1.7%
      1,000,000        Chicago, IL Public Building Commission, Revenue
                       Bonds, (Series A), 7.00% (Escrowed In Treasuries
                       COL)/(Original Issue Yield: 7.13%), 1/1/2020              1,284,900
      3,165,000        Illinois Finance Authority, Refunding Revenue Bonds
                       (Series 2004A), 5.38% (Depaul University), 10/1/2019      3,465,200
      1,500,000        Illinois Finance Authority, Refunding Revenue
                       Bonds, 5.25% (OSF Health Care Systems)/(Original
                       Issue Yield: 5.30%), 11/15/2023                           1,559,130
      1,000,000        Illinois Finance Authority, Solid Waste Disposal
                       Revenue Bonds, 5.05% (Waste Management, Inc.),
                       8/1/2029                                                   998,590
      1,000,000        Lake County, IL Community School District No. 116,
                       UT GO Bonds, 7.60% (Escrowed In Treasuries COL),
                       2/1/2014                                                  1,263,010
                           TOTAL                                                 8,570,830
                       Indiana--3.9%
      1,000,000        Indiana Development Finance Authority,
                       Environmental Improvement Revenue Bonds, 5.25% TOBs
                       (Marathon Oil Corp.) Optional Tender 12/2/2011            1,062,990
      3,000,000        Indiana Health & Educational Facility Financing
                       Authority, Revenue Bonds (Series 2005), 5.25%
                       (Baptist Homes of Indiana), 11/15/2035                    3,055,380
      2,000,000        Indiana Health Facility Financing Authority,
                       Hospital Revenue Bonds (Series 2004A), 6.25%
                       (Community Foundation of Northwest Indiana),
                       3/1/2025                                                  2,164,500
      1,000,000        Indiana Health Facility Financing Authority,
                       Hospital Revenue Refunding Bonds, 5.25% (Floyd
                       Memorial Hospital, IN)/(Original Issue Yield:
                       5.50%), 2/15/2022                                         1,023,170
      2,200,000        Indiana Health Facility Financing Authority,
                       Revenue Bonds (Series 2004A), 5.38% (Deaconess
                       Hospital)/(AMBAC INS), 3/1/2029                           2,355,078
      1,140,000        Indiana State HFA, SFM Revenue Bonds (Series A),
                       5.30% (GNMA COL Home Mortgage Program GTD), 7/1/2022      1,177,460
      1,500,000        Indiana State Office Building Commission Capitol
                       Complex, Revenue Bonds, (Series A), 7.40% (MBIA
                       Insurance Corp. INS)/(Original Issue Yield:
                       7.488%), 7/1/2015                                         1,885,545
      2,500,000        Indianapolis, IN Airport Authority, Special
                       Facilities Revenue Refunding Bonds (Series 2004A),
                       5.10% (FedEx Corp.), 1/15/2017                            2,603,925
      1,500,000        Indianapolis, IN Local Public Improvement Bond
                       Bank, Refunding Revenue  Bonds, (Series D), 6.75%
                       (Original Issue Yield: 6.90%), 2/1/2014                   1,753,380
      2,000,000        St. Joseph County, IN Hospital Authority, Health
                       Facilities Revenue Bonds (Series 2005), 5.38%
                       (Madison Center Obligated Group), 2/15/2034               2,010,620
                           TOTAL                                                 19,092,048
                       Iowa--0.2%
      1,000,000        Scott County, IA, Revenue Refunding Bonds (Series
                       2004), 5.63% (Ridgecrest Village), 11/15/2018             1,037,610
                       Kansas--0.3%
      1,150,000        University of Kansas Hospital Authority, Health
                       Facilities Revenue Bonds, 5.50% (KU Health
                       System)/(Original Issue Yield: 5.62%), 9/1/2022           1,225,095
                       Louisiana--1.9%
      5,000,000        De Soto Parish, LA Environmental Improvement
                       Authority, Refunding Revenue Bonds (Series 2005A),
                       4.75% (International Paper Co.), 3/1/2019                 4,851,950
      3,000,000        St. James Parish, LA, Solid Waste Disposal Revenue
                       Bonds, 7.70% (IMC Phosphates Co.)/(Original Issue
                       Yield: 7.75%), 10/1/2022                                  3,003,300
      1,500,000        St. John the Baptist Parish, LA, Environmental
                       Improvement Refunding Revenue Bonds (Series 1998),
                       5.35% (Marathon Oil Corp.), 12/1/2013                     1,564,500
                           TOTAL                                                 9,419,750
                       Massachusetts--5.0%
      5,000,000        Commonwealth of Massachusetts, UT GO Bonds (Series
                       2000B), 6.00% (U.S. Treasury PRF 6/1/2010 @100),
                       6/1/2016                                                  5,523,050
      1,830,000        Massachusetts Bay Transportation Authority General
                       Transportation System, Special Assessment Bonds,
                       5.75% (U.S. Treasury PRF 7/1/2010 @100), 7/1/2016         2,005,351
       170,000         Massachusetts Bay Transportation Authority General
                       Transportation System, Special Assessment Bonds,
                       5.75%, 7/1/2016                                            184,958
      2,000,000        Massachusetts HEFA, Revenue Bonds  (Series 2004A),
                       6.38% (Northern Berkshire Health System )/(Original
                       Issue Yield: 6.60%), 7/1/2034                             2,108,560
       790,000         Massachusetts HEFA, Revenue Bonds (Series 2002D),
                       6.35% (Milford-Whitinsville Hospital)/(Original
                       Issue Yield: 6.38%), 7/15/2032                             841,074
      1,000,000        Massachusetts HEFA, Revenue Bonds (Series 2002D),
                       6.50% (Milford-Whitinsville Hospital), 7/15/2023          1,090,910
      4,550,000        Massachusetts HEFA, Revenue Bonds (Series 2005E),
                       5.00% (Emerson Hospital)/(Radian Asset Assurance
                       INS), 8/15/2025                                           4,697,147
      2,000,000        Massachusetts State Development Finance Agency,
                       Revenue Bonds, 5.00% (Seven Hills Foundation &
                       Affiliates)/(Radian Asset Assurance INS), 9/1/2035        2,047,620
      1,250,000        Massachusetts State Development Finance Agency,
                       Solid Waste Disposal Revenue Bonds, 5.45% (Waste
                       Management, Inc.), 6/1/2014                               1,336,475
        40,000         Massachusetts Water Pollution Abatement Trust Pool,
                       Program Bonds (Series 6) Revenue Bonds Unrefunded,
                       5.25% (Original Issue Yield: 5.50%), 8/1/2019               42,832
      2,460,000        Massachusetts Water Pollution Abatement Trust Pool,
                       Program (Series 6) Revenue Bonds, 5.25% (U.S.
                       Treasury PRF 8/1/2010 @101)/(Original Issue Yield:
                       5.50%), 8/1/2019                                          2,668,608
      1,000,000        Springfield, MA, UT GO  Refunding Bonds, 5.00% (FSA
                       INS)/(Original Issue Yield: 5.12%), 11/15/2018            1,055,610
      1,000,000        Sterling, MA, UT GO Bonds, 6.00% (FGIC INS),
                       2/15/2020                                                 1,102,090
                           TOTAL                                                 24,704,285
                       Michigan--4.6%
      2,090,000        Cornell Township MI, Economic Development Corp.,
                       Refunding Revenue Bonds, 5.88% (MeadWestvaco
                       Corp.)/(U.S. Treasury PRF 5/1/2012 @100), 5/1/2018        2,357,374
      2,515,000        Delta County, MI Economic Development Corp.,
                       Environmental Improvement Revenue Refunding Bonds
                       (Series A), 6.25% (MeadWestvaco Corp.)/(U.S.
                       Treasury PRF 4/15/2012 @100), 4/15/2027                   2,886,013
      1,000,000        Dexter, MI Community Schools, UT GO Bonds, 5.10%
                       (FGIC INS), 5/1/2018                                      1,099,570
       500,000         Gaylord, MI Hospital Finance Authority, Hospital
                       Revenue Refunding Bonds (Series 2004), 6.20%
                       (Otsego Memorial Hospital Obligated
                       Group)/(Original Issue Yield: 6.45%), 1/1/2025             514,790
       150,000         Gaylord, MI Hospital Finance Authority, Hospital
                       Revenue Refunding Bonds (Series 2004), 6.50%
                       (Otsego Memorial Hospital Obligated
                       Group)/(Original Issue Yield: 6.70%), 1/1/2037             155,243
      2,000,000        Kent Hospital Finance Authority, MI, Revenue Bonds
                       (Series 2005A), 6.00% (Metropolitan Hospital ),
                       7/1/2035                                                  2,156,260
      2,390,000        Michigan Municipal Bond Authority, Revenue Bonds
                       (Series 2000), 5.88% (Clean Water Revolving
                       Fund)/(U.S. Treasury PRF 10/1/2010 @101), 10/1/2015       2,662,795
      2,595,000        Michigan Municipal Bond Authority, Revenue Bonds
                       (Series 2000), 5.88% (Drinking Water Revolving
                       Fund)/(U.S. Treasury PRF 10/1/2010 @101), 10/1/2015       2,882,734
      1,500,000        Michigan State Hospital Finance Authority, Hospital
                       Revenue Bonds (Series 2002A), 6.00% (Oakwood
                       Obligated Group), 4/1/2022                                1,646,070
      2,000,000        Michigan State Hospital Finance Authority,
                       Refunding Revenue Bonds (Series 2002A), 5.50%
                       (Crittenton Hospital, MI)/(Original Issue Yield:
                       5.67%), 3/1/2022                                          2,121,900
      1,000,000        Michigan State Strategic Fund, Revenue Refunding
                       PCR Bonds (Series C), 5.45% (Detroit Edison Co.),
                       9/1/2029                                                  1,039,850
      2,000,000        Michigan State, Environmental  Protection Program
                       UT GO Bonds, 5.25% (U.S. Treasury PRF 11/1/2010
                       @100)/(Original Issue Yield: 5.34%), 11/1/2018            2,159,180
      1,000,000        Northern Michigan University, Revenue Bonds, 5.13%
                       (MBIA Insurance Corp. INS)/(Original Issue Yield:
                       5.35%), 12/1/2020                                         1,041,440
                           TOTAL                                                 22,723,219
                       Minnesota--0.2%
      1,000,000        St. Paul, MN Housing & Redevelopment Authority,
                       Revenue Bonds (Series 1997A), 5.70% (Healtheast,
                       MN)/(Original Issue Yield: 5.76%), 11/1/2015              1,036,770
                       Mississippi--0.4%
      2,050,000        Mississippi Business Finance Corp., Refunding PCR
                       Bonds, 5.90% (System Energy Resources,
                       Inc.)/(Original Issue Yield: 5.93%), 5/1/2022             2,085,875
                       Missouri--0.5%
       655,000         Kansas City, MO IDA, MFH Revenue Bonds, 6.70%
                       (Woodbridge Apartments Project), 8/1/2015                  627,529
      1,335,000        Missouri Development Finance Board, Infrastructure
                       Facilities Revenue Bonds (Series 2005A), 5.00%
                       (Branson, MO), 6/1/2035                                   1,352,969
       285,000         Missouri State Environmental Improvement & Energy
                       Authority, State Revolving Funds Revenue Bonds,
                       (Series B), 5.63% (U.S. Treasury PRF 10/1/2010
                       @100), 7/1/2015                                            312,269
       265,000         Missouri State Environmental Improvement & Energy
                       Authority, State Revolving Funds Revenue Bonds,
                       (Series B), 5.63%, 7/1/2015                                288,537
                           TOTAL                                                 2,581,304
                       Nevada--0.4%
      1,000,000        Henderson, NV, Health Facility Revenue Bonds
                       (Series 2004A), 5.63% (Catholic Healthcare
                       West)/(Original Issue Yield: 5.72%), 7/1/2024             1,072,550
       250,000         Henderson, NV, Local Improvement District No. T-16
                       LT Obligation Improvement Bonds, 5.10% (Falls at
                       Lake Las Vegas LID No. T-16)/(Original Issue Yield:
                       5.15%), 3/1/2022                                           250,755
       600,000         Henderson, NV, Local Improvement District No. T-16
                       LT Obligation Improvement Bonds, 5.13% (Falls at
                       Lake Las Vegas LID No. T-16)/(Original Issue Yield:
                       5.20%), 3/1/2025                                           602,778
                           TOTAL                                                 1,926,083
                       New Hampshire--0.4%
      1,685,000        New Hampshire Higher Educational & Health
                       Facilities Authority, Healthcare System Revenue
                       Bonds (Series 2004), 5.38% (Covenant Health
                       Systems)/(Original Issue Yield: 5.50%), 7/1/2024          1,775,434
                       New Jersey--3.1%
      1,100,000        New Jersey EDA, Revenue Refunding Bonds (Series A),
                       5.75% (Winchester Gardens at Ward
                       Homestead)/(Original Issue Yield: 5.75%), 11/1/2024       1,161,072
      5,000,000        New Jersey EDA, School Facilities Revenue Bonds
                       (Series 2003F), 5.00% (New Jersey State)/(U.S.
                       Treasury PRF 6/15/2013 @100)/(Original Issue Yield:
                       5.08%), 6/15/2026                                         5,429,350
       650,000         New Jersey Health Care Facilities Financing
                       Authority, Revenue Bonds, (Series 2005A), 5.50%
                       (Children's Specialized Hospital), 7/1/2030                680,102
      5,000,000   (1)  New Jersey State Transportation Trust Fund
                       Authority, RITES (PA-1204), 6.64% (FSA INS),
                       12/15/2013                                                6,297,400
      1,500,000        Newark, NJ Housing Authority, Revenue Bonds (Series
                       2004), 5.25% (Port Authority-Port Newark Marine
                       Terminal)/(MBIA Insurance Corp. INS), 1/1/2022            1,618,275
                           TOTAL                                                 15,186,199
                       New Mexico--0.9%
      4,000,000        New Mexico State Finance Authority Transportation
                       Revenue, Senior Lien Transportation Revenue Bonds
                       (Series 2004A), 5.25% (MBIA Insurance Corp. INS),
                       6/15/2024                                                 4,336,320
                       New York--13.2%
       700,000         Albany County, NY IDA, IDRBs (Series 2004A), 5.63%
                       (Albany College of Pharmacy), 12/1/2034                    736,288
      2,000,000        Hempstead Town, NY IDA, Civic Facility Revenue
                       Bonds, 5.00% (Adelphi University), 10/1/2035              2,062,960
      2,000,000        Hempstead Town, NY IDA, Civic Facility Revenue
                       Bonds, 5.25% (Hofstra University), 7/1/2018               2,120,080
      5,000,000   (1)  Metropolitan Transportation Authority, NY, RITES
                       (PA-1042R), 6.64% (MBIA Insurance Corp. INS),
                       1/1/2010                                                  5,974,400
      3,000,000   (1)  New York City, NY IDA, Liberty Revenue Bonds
                       (Series A), 6.25% (7 World Trade Center LLC),
                       3/1/2015                                                  3,075,120
      4,000,000        New York City, NY IDA, Special Airport Facility
                       Revenue Bonds (Series 2001A), 5.50% (Airis JFK I
                       LLC Project at JFK International)/(Original Issue
                       Yield: 5.65%), 7/1/2028                                   4,029,200
       300,000         New York City, NY IDA, Special Facilities Revenue
                       Bonds, 5.50% (Terminal One Group Association),
                       1/1/2024                                                   320,583
      3,000,000        New York City, NY Municipal Water Finance
                       Authority, Water & Sewer System Revenue Bonds
                       (Fiscal 2005 Series C), 5.00%, 6/15/2030                  3,142,710
      3,000,000        New York City, NY Transitional Finance Authority,
                       Revenue Bonds (Series 2000C), 5.50% (U.S. Treasury
                       PRF 11/1/2020 @101)/(Original Issue Yield: 5.68%),
                       11/1/2020                                                 3,280,050
      3,000,000        New York City, NY, UT GO Bonds (Fiscal 2005 Series
                       J), 5.00%, 3/1/2035                                       3,098,970
      2,000,000        New York City, NY, UT GO Bonds (Series 2003J),
                       5.50%, 6/1/2023                                           2,159,580
       800,000         New York State Dormitory Authority, Revenue Bonds
                       (Series 2005), 5.00% (Rochester General
                       Hospital)/(Radian Asset Assurance INS), 12/1/2035          827,160
      2,500,000        New York State Dormitory Authority, Revenue Bonds
                       (Series A), 5.50% (University of Rochester,
                       NY)/(Original Issue Yield: 5.60%), 7/1/2016               2,661,350
      5,000,000        New York State Dormitory Authority, Revenue Bonds,
                       6.00% (State University of New York)/(MBIA
                       Insurance Corp. INS), 5/15/2016                           5,559,700
      1,510,000        New York State Environmental Facilities Corp.,
                       Clean Water & Drinking Revenue Bonds, 5.25%
                       (Escrowed In Treasuries COL), 6/15/2014                   1,590,211
       990,000         New York State Environmental Facilities Corp.,
                       Clean Water & Drinking Revenue Bonds, 5.25%,
                       6/15/2014                                                 1,041,153
      3,315,000        New York State Mortgage Agency, Mortgage Revenue
                       Bonds (Twenty-Ninth Series), 5.40%, 10/1/2022             3,438,119
      1,250,000   (1)  New York State Thruway Authority, Drivers (Series
                       1069), 8.52% (New York State Thruway
                       Authority-Highway & Bridge Trust Fund)/(AMBAC INS),
                       4/1/2013                                                  1,611,625
      4,000,000        New York State Thruway Authority, Local Highway &
                       Bridge Service Contract Revenue Bonds (Series A-2),
                       5.38% (New York State)/(U.S. Treasury PRF 4/1/2008
                       @101), 4/1/2016                                           4,220,640
      3,000,000        Suffolk County, NY Water Authority, Waterworks
                       Refunding Revenue Bonds, 6.00% (MBIA Insurance
                       Corp. INS), 6/1/2014                                      3,481,020
      4,000,000        Tobacco Settlement Financing Corp., NY, Asset
                       Backed Revenue Bonds (Series 2003A-1), 5.25% (New
                       York State)/(AMBAC INS), 6/1/2021                         4,300,840
      5,320,000        Triborough Bridge & Tunnel Authority, NY, General
                       Purpose Revenue Bonds (Series 1999B), 5.75%
                       (Escrowed In Treasuries COL), 1/1/2015                    5,774,860
      1,000,000        United Nations, NY Development Corp., Senior Lien
                       Refunding Revenue Bonds (Series 2004A), 5.25%,
                       7/1/2021                                                  1,032,290
                           TOTAL                                                 65,538,909
                       North Carolina--1.7%
      2,000,000        Gaston County, NC Industrial Facilities and
                       Pollution Control Financing Authority, Exempt
                       Facilities Revenue Bonds, 5.75% (National Gypsum
                       Co.), 8/1/2035                                            2,090,320
      3,000,000        North Carolina Eastern Municipal Power Agency,
                       Power Supply System Revenue Refunding Bonds (Series
                       D), 5.13% (Original Issue Yield: 5.25%), 1/1/2023         3,108,810
      1,725,000        North Carolina HFA, Home Ownership Revenue Bonds
                       (Series 13-A), 5.25%, 1/1/2022                            1,776,854
      1,600,000        North Carolina Medical Care Commission, Health Care
                       Housing Revenue Bonds (Series 2004A), 5.80% (Arc of
                       North Carolina Projects), 10/1/2034                       1,655,856
                           TOTAL                                                 8,631,840
                       Ohio--4.4%
      1,700,000        Cleveland, OH Municipal School District, UT GO
                       Bonds, 5.25% (FSA INS), 12/1/2024                         1,836,068
       400,000         Franklin County, OH Health Care Facilities,
                       Improvement Revenue Bonds (Series 2005A), 5.13%
                       (Ohio Presbyterian Retirement Services)/(Original
                       Issue Yield: 5.25%), 7/1/2035                              407,288
      3,000,000        Franklin County, OH Health Care Facilities, Revenue
                       Refunding Bonds, 5.50% (Ohio Presbyterian
                       Retirement Services)/(Original Issue Yield: 5.64%),
                       7/1/2017                                                  3,082,740
       915,000         Ohio HFA, Residential Mortgage Revenue Bonds
                       (Series 2002A-2), 5.50% (GNMA COL Home Mortgage
                       Program LOC), 9/1/2022                                     959,487
      4,000,000        Ohio State Air Quality Development Authority, PCR
                       Refunding Bonds (Series 2002A), 6.00% (Cleveland
                       Electric Illuminating Co.), 12/1/2013                     4,166,640
      4,135,000        Ohio State, Infrastructure Improvement UT GO Bonds
                       (Series 1999A), 5.75% (U.S Treasury PRF 2/1/2010
                       @101), 2/1/2017                                           4,538,369
      5,500,000        Ohio State, Infrastructure Improvement UT GO Bonds
                       (Series A), 5.50% (U.S. Treasury PRF 2/1/2010
                       @101)/(Original Issue Yield: 5.65%), 2/1/2019             5,984,495
       775,000         Toledo-Lucas County, OH Port Authority, Revenue
                       Bonds (Series 2004C), 6.375% (Northwest Ohio Bond
                       Fund), 11/15/2032                                          832,319
                           TOTAL                                                 21,807,406
                       Oklahoma--0.2%
      1,000,000        Tulsa, OK Industrial Authority, Revenue Bonds,
                       (Series A), 6.00% (University of Tulsa)/(MBIA
                       Insurance Corp. INS), 10/1/2016                           1,145,620
                       Oregon--0.3%
      1,500,000        Clackamas County, OR Hospital Facilities Authority,
                       Revenue Refunding Bonds (Series 2001), 5.25%
                       (Legacy Health System)/(Original Issue Yield:
                       5.50%), 5/1/2021                                          1,582,470
                       Pennsylvania--5.1%
      3,000,000        Allegheny County, PA HDA, Health System Revenue
                       Bonds (Series 2000B), 9.25% (West Penn Allegheny
                       Health System)/(Original Issue Yield: 9.70%),
                       11/15/2030                                                3,572,160
      1,280,000        Allegheny County, PA HDA, Refunding Revenue Bonds
                       (Series 1998A), 5.13% (South Hills Health
                       System)/(Original Issue Yield: 5.40%), 5/1/2029           1,235,980
      1,085,000        Allegheny County, PA IDA, Environmental Improvement
                       Refunding Revenue Bonds (Series 2005), 5.50%
                       (United States Steel Corp.), 11/1/2016                    1,100,482
      4,000,000   (1)  Delaware Valley, PA Regional Finance Authority,
                       RITES (PA-1029), 7.14%, 7/1/2017                          5,094,600
      2,000,000        Pennsylvania HFA, SFM Revenue Bonds (Series
                       2002-73A), 5.45%, 10/1/2032                               2,062,180
      1,000,000        Pennsylvania State Higher Education Facilities
                       Authority, Revenue Bonds (Series 2001A), 6.00%
                       (UPMC Health System)/(Original Issue Yield: 6.10%),
                       1/15/2022                                                 1,086,970
      5,000,000        Pennsylvania State Higher Education Facilities
                       Authority, Revenue Bonds (Series 2001A), 6.25%
                       (UPMC Health System), 1/15/2016                           5,546,300
      1,000,000        Pennsylvania State Higher Education Facilities
                       Authority, Revenue Bonds (Series 2004A), 5.25%
                       (Philadelphia University)/(Original Issue Yield:
                       5.32%), 6/1/2032                                          1,011,550
      3,480,000        Philadelphia, PA Redevelopment Authority,
                       Neighborhood Transformation Revenue Bonds (Series
                       2005C), 5.00% (FGIC INS), 4/15/2030                       3,633,572
      1,000,000        Pittsburgh & Allegheny County PA, Public Auditorium
                       Hotel Room Revenue Bonds, 5.00% (AMBAC
                       INS)/(Original Issue Yield: 5.15%), 2/1/2017              1,054,330
                           TOTAL                                                 25,398,124
                       Puerto Rico--1.0%
      4,500,000        Puerto Rico Electric Power Authority, Revenue Bonds
                       (Series II), 5.25% (XL Capital Assurance Inc.
                       INS)/(Original Issue Yield: 5.27%), 7/1/2022              4,857,840
                       Rhode Island--0.6%
      2,500,000        Rhode Island State Health and Educational Building
                       Corp., Hospital Financing Revenue Bonds (Series
                       2002), 6.38% (Lifespan Obligated Group)/(Original
                       Issue Yield: 6.58%), 8/15/2021                            2,771,100
                       South Carolina--1.5%
      1,395,000        Lexington County, SC Health Services District,
                       Inc., Hospital Revenue Bonds (Series 2004), 6.00%
                       (Lexington Medical Center), 5/1/2019                      1,553,891
      2,850,000        South Carolina, EDA, EDRBs, (Series 2002A), 5.50%
                       (Bon Secours Health System)/(Original Issue Yield:
                       5.75%), 11/15/2023                                        3,009,002
      2,795,000        South Carolina, EDA, Health System Revenue Bonds
                       (Series A), 5.63% (Bon Secours Health
                       System)/(Original Issue Yield: 5.84%), 11/15/2030         2,956,160
                           TOTAL                                                 7,519,053
                       South Dakota--1.0%
      2,225,000        South Dakota Housing Development Authority, Home
                       Ownership Mortgage Revenue Bonds (Series 2002C),
                       5.35%, 5/1/2022                                           2,357,165
      2,420,000        South Dakota Housing Development Authority,
                       Multiple Purpose Revenue Bonds (Series 2002A),
                       5.15% (FSA INS), 11/1/2020                                2,521,955
                           TOTAL                                                 4,879,120
                       Tennessee--1.5%
      1,000,000        Harpeth Valley Utilities District, TN, Revenue
                       Bonds, 5.05% (MBIA Insurance Corp. INS)/(Original
                       Issue Yield: 5.08%), 9/1/2020                             1,044,790
      1,880,000        Shelby County, TN Health Education & Housing
                       Facilities Board, Hospital Revenue Bonds, 6.50%
                       (Methodist Healthcare)/(U.S. Treasury PRF 9/1/2012
                       @100)/(Original Issue Yield: 6.57%), 9/1/2021             2,196,348
      1,120,000        Shelby County, TN Health Education & Housing
                       Facilities Board, Hospital Revenue Bonds, 6.50%
                       (Methodist Healthcare)/(U.S. Treasury PRF 9/1/2012
                       @100)/(Original Issue Yield: 6.57%), 9/1/2021             1,308,462
      2,500,000        Sullivan County, TN Health Educational & Housing
                       Facilities Board, Hospital Revenue Bonds, 6.25%
                       (Wellmont Health System)/(Original Issue Yield:
                       6.45%), 9/1/2022                                          2,799,475
                           TOTAL                                                 7,349,075
                       Texas--8.7%
      4,900,000        Aledo, TX ISD, School Building UT GO Bonds (Series
                       2005A), 5.00% (PSFG INS), 2/15/2030                       5,105,653
      4,600,000        Austin, TX Electric Utility System, Refunding
                       Revenue Bonds, 5.25% (MBIA Insurance Corp. INS),
                       11/15/2022                                                4,954,752
      3,965,000        Brazos River Authority, TX, Refunding PCR Bonds
                       (Series 2001C), 5.75% TOBs (TXU Energy Company
                       LLC), Mandatory Tender 11/1/2011                          4,186,644
      2,845,000        Cedar Hill, TX ISD, School Building UT GO Bonds,
                       5.00% (PSFG INS), 2/15/2030                               2,942,128
      2,000,000        Comal County, TX HFDC, Revenue Bonds (Series
                       2002A), 6.13% (McKenna Memorial Hospital)/(Original
                       Issue Yield: 6.28%), 2/1/2022                             2,144,460
      3,000,000        Decatur, TX Hospital Authority, Hospital Revenue
                       Bonds (Series 2004A), 7.00% (Wise Regional Health
                       System)/(Original Issue Yield: 7.13%), 9/1/2025           3,250,770
      2,200,000        Harris County, TX HFDC, Hospital Revenue Bonds,
                       (Series 1997A), 6.00% (Memorial Hospital
                       System)/(MBIA Insurance Corp. LOC), 6/1/2011              2,456,982
      4,000,000        Harris County, TX HFDC, Hospital Revenue Bonds,
                       (Series 1997A), 6.00% (Memorial Hospital
                       System)/(MBIA Insurance Corp. LOC), 6/1/2012              4,519,320
       600,000         Matagorda County, TX Navigation District No. 1, COL
                       Refunding Revenue Bonds, 5.60% (Centerpoint Energy
                       Houston Electric), 3/1/2027                                630,768
      2,300,000        Port of Corpus Christi, TX IDC, Revenue Refunding
                       Bonds (Series C), 5.40% (Valero Energy Corp.),
                       4/1/2018                                                  2,390,965
      2,165,000        Richardson, TX Hospital Authority, Refunding &
                       Improvement Hospital Revenue Bonds, 5.88%
                       (Richardson Regional Medical Center)/(Original
                       Issue Yield: 6.05%), 12/1/2024                            2,336,706
      1,000,000        Sabine River Authority, TX, PCR Refunding Bonds
                       (Series 2001C), 5.20% (TXU Energy Company LLC),
                       5/1/2028                                                  1,008,360
      1,000,000        Sam Rayburn, TX Municipal Power Agency, Refunding
                       Revenue Bonds (Series 2002A), 6.00%, 10/1/2021            1,062,800
      5,000,000        Texas State Affordable Housing Corp., MFH Revenue
                       Bonds (Series 2002A), 5.40% (American Housing
                       Foundation)/(MBIA Insurance Corp. INS), 9/1/2022          5,049,900
      1,000,000        Texas Water Development Board, State Revolving
                       Funds Revenue Bonds, (Series B), 5.00% (Original
                       Issue Yield: 5.28%), 7/15/2019                            1,031,770
                           TOTAL                                                 43,071,978
                       Utah--3.7%
      13,500,000       Salt Lake City, UT Hospital Authority, Hospital
                       Revenue Refunding Bonds (Series A), 8.125% (IHC
                       Hospitals Inc., UT)/(Escrowed In Treasuries
                       COL)/(Original Issue Yield: 8.17%), 5/15/2015             16,376,040
      2,000,000        Utah County, UT IDA, Environmental Improvement
                       Revenue Bonds, 5.05% TOBs (Marathon Oil Corp.),
                       Mandatory Tender 11/1/2011                                2,110,080
                           TOTAL                                                 18,486,120
                       Virginia--3.2%
      3,000,000        Chesapeake, VA IDA, PCR Bonds, 5.25% (Virginia
                       Electric & Power Co.), 2/1/2008                           3,019,440
      5,000,000        Richmond, VA, UT GO Bonds, 5.50% (FSA
                       INS)/(Original Issue Yield: 5.58%), 1/15/2018             5,443,550
      3,000,000        Tobacco Settlement Financing Corp., VA, Revenue
                       Bonds, 5.625% (Original Issue Yield: 5.78%),
                       6/1/2037                                                  3,028,230
      3,900,000        Virginia Peninsula Port Authority, Coal Terminal
                       Revenue Refunding Bonds (Series 2003), 6.00%
                       (Brinks Co.), 4/1/2033                                    4,202,406
                           TOTAL                                                 15,693,626
                       Washington--4.1%
      4,500,000        Port of Seattle, WA, Subordinate Lien Revenue Bonds
                       (Series 1999A), 5.25% (FGIC INS), 9/1/2021                4,804,470
      1,000,000        Seattle, WA Water System, Revenue Bonds, 5.25%,
                       3/1/2013                                                  1,049,230
      1,235,000        Skagit County, WA Public Hospital District No. 1,
                       Revenue Bonds (Series 2005), 5.50% (Skagit Valley
                       Hospital), 12/1/2030                                      1,275,459
      5,595,000        Washington State Convention & Trade Center, Lease
                       Revenue COP, 5.13% (MBIA Insurance Corp.
                       INS)/(Original Issue Yield: 5.30%), 7/1/2013              5,881,912
      6,675,000        Washington State, UT GO Bonds, (Series A), 5.63%
                       (Original Issue Yield: 5.66%), 7/1/2022                   7,204,928
                           TOTAL                                                 20,215,999
                       Wisconsin--4.0%
      1,000,000        Marinette County, WI, UT GO Refunding Bonds, 6.50%
                       (FGIC INS), 9/1/2018                                      1,126,540
      2,045,000        Wisconsin Housing & EDA, Housing Revenue Bonds
                       (Series 2002C), 5.35% (MBIA Insurance Corp. INS),
                       11/1/2022                                                 2,135,430
      5,500,000        Wisconsin State HEFA, Refunding Revenue Bonds,
                       5.75% (Wheaton Franciscan Services)/(Original Issue
                       Yield: 5.96%), 8/15/2025                                  5,901,445
       300,000         Wisconsin State HEFA, Revenue Bonds (Series 2004),
                       5.50% (Blood Center of Southeastern Wisconsin,
                       Inc.)/(Original Issue Yield: 5.58%), 6/1/2024              315,558
       430,000         Wisconsin State HEFA, Revenue Bonds (Series 2004),
                       5.75% (Blood Center of Southeastern Wisconsin,
                       Inc.)/(Original Issue Yield: 5.82%), 6/1/2034              456,901
      2,000,000        Wisconsin State HEFA, Revenue Bonds (Series 2004),
                       5.75% (Fort Healthcare, Inc.)/(Original Issue
                       Yield: 5.84%), 5/1/2029                                   2,127,000
      1,340,000        Wisconsin State HEFA, Revenue Bonds (Series 2004A),
                       6.75% (Beaver Dam Community Hospitals,
                       Inc.)/(Original Issue Yield: 6.95%), 8/15/2034            1,455,615
      2,650,000        Wisconsin State HEFA, Revenue Bonds (Series 2005),
                       5.25% (Vernon Memorial Healthcare, Inc.)/(Original
                       Issue Yield: 5.28%), 3/1/2035                             2,634,895
      2,000,000        Wisconsin State HEFA, Revenue Bonds, 6.00%
                       (SynergyHealth, Inc.)/(Original Issue Yield:
                       6.10%), 11/15/2023                                        2,166,200
      1,630,000        Wisconsin State HEFA, Revenue Bonds, 6.00%
                       (Agnesian Healthcare, Inc.)/(Original Issue Yield:
                       6.15%), 7/1/2030                                          1,723,203
                           TOTAL                                                 20,042,787
                       Wyoming--0.6%
      2,000,000        Sweetwater County, WY, Solid Waste Disposal
                       Refunding Revenue Bonds (Series 2005), 5.60% (FMC
                       Corp.), 12/1/2035                                         2,028,620
      1,000,000        University of Wyoming, University Facilities
                       Improvement Revenue Bonds, 5.50% (MBIA Insurance
                       Corp. INS)/(Original Issue Yield: 5.70%), 6/1/2019        1,062,070
                           TOTAL                                                 3,090,690
                              TOTAL MUNICIPAL BONDS

                           (IDENTIFIED COST $458,083,500)                       486,142,717

                           SHORT-TERM MUNICIPAL--0.4%
                       Alaska--0.4%
      2,000,000        Valdez, AK Marine Terminal, (Series 2003B) Daily
                       VRDNs (BP Pipelines (Alaska) Inc.)/(BP PLC GTD),
                       3.78%, 1/2/2006 (AT AMORTIZED COST)                       2,000,000

                       OTHER--0.3%
      1,500,000   (1)  GMAC Municipal Mortgage Trust, Pfd., (Series B-2),
                       5.50%, 10/31/2040
                       (IDENTIFIED COST $1,500,000)                              1,505,970
                           TOTAL MUNICIPAL INVESTMENTS
                           -98.8%
                            (IDENTIFIED COST $461,583,500)(3)               $   489,648,687
                           OTHER ASSETS AND LIABILITIES - NET - 1.2%             5,783,743
                           TOTAL NET ASSETS - 100%                              495,432,430

Securities that are subject to the federal alternative minimum tax (AMT) represent 10.2% of the portfolio as calculated based upon total portfolio market value.

1 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Directors, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At December 31, 2005, these securities amounted to $32,906,265 which represents 6.6% of total net assets.

2 Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding short futures contracts.

      At December 31, 2005, the Fund had the following open futures contracts:
        Contracts          Number of   Notional Value   Expiration    Unrealized
                           Contracts                    Date        Depreciation
        U.S. Treasury Note    225      $(24,616,406)    March 2006    $(170,856)
        10-Year Futures

3 At December 31, 2005, the cost of investments for federal tax purposes amounts to $461,569,175. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation from futures contracts was $28,079,512. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $28,458,913 and net unrealized depreciation from investments for those securities having an excess of cost over value of $379,401.

Note: The categories of investments are shown as a percentage of total net assets at December 31, 2005.

Investment Valuation
Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. The Fund generally values fixed income and short-term securities according to prices furnished by an independent pricing service, except that securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Directors.


Restricted Securities


Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, held at December 31, 2005 is as follows:
       Security                 Acquisition Date      Acquisition Cost
       New York City, NY IDA,   3/15/2005             $3,000,000
       Liberty Revenue Bonds
       (Series A), 6.25% (7
       World Trade Center
       LLC), 3/1/2015




The following acronyms are used throughout this portfolio:

AMBAC       --American Municipal Bond Assurance Corporation
COL         --Collateralized
COP         --Certificate of Participation
EDA         --Economic Development Authority
EDRBs       --Economic Development Revenue Bonds
FGIC        --Financial Guaranty Insurance Company
FSA         --Financial Security Assurance
GNMA        --Government National Mortgage Association
GO          --General Obligation
GTD         --Guaranteed
HDA         --Hospital Development Authority
HEFA        --Health and Education Facilities Authority
HFA         --Housing Finance Authority
HFDC        --Health Facility Development Corporation
IDA         --Industrial Development Authority
IDB         --Industrial Development Bond
IDC         --Industrial Development Corporation
IDRBs       --Industrial Development Revenue Bonds
INS         --Insured
ISD         --Independent School District
LOC         --Letter of Credit
LT          --Limited Tax
MFH         --Multi-Family Housing
PCFA        --Pollution Control Finance Authority
PCR         --Pollution Control Revenue
PLC         --Public Limited Company
PRF         --Prerefunded
PSFG        --Permanent School Fund Guarantee
RITES       --Residual Interest Tax-Exempt Securities
SFM         --Single Family Mortgage
TOBs        --Tender Option Bonds
UT          --Unlimited Tax
VRDNs       --Variable Rate Demand Notes





Item 2.     Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.     Exhibits






SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Municipal Securities Fund, Inc.

By          /S/ Richard A. Novak
            Richard A. Novak, Principal Financial Officer
                            (insert name and title)

Date        February 23, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By          /S/ J. Christopher Donahue
            J. Christopher Donahue, Principal Executive Officer


Date        February 22, 2006

By          /S/ Richard A. Novak
            Richard A. Novak, Principal Financial Officer

Date        February 23, 2006